RISK MANAGEMENT - Changes in ECL (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
RISK MANAGEMENT
Increase (decrease) in ECL	$ (533,015)
One Percentage Increase In Fiscal Balance Current Account And Inflation
RISK MANAGEMENT
Decrease in ECL due to 1% increase in GDP growth	(121,963)
Increase (decrease) In ECL when no change in GDP growth	(30,915)
Increase in ECL due to 1% decrease in GDP growth	90,133
No Change In Fiscal Balance Current Account And Inflation
RISK MANAGEMENT
Decrease in ECL due to 1% increase in GDP growth	(91,048)
Increase in ECL due to 1% decrease in GDP growth	121,048
One Percentage Decrease In Fiscal Balance Current Account And Inflation
RISK MANAGEMENT
Decrease in ECL due to 1% increase in GDP growth	(46,105)
Increase (decrease) In ECL when no change in GDP growth	44,943
Increase in ECL due to 1% decrease in GDP growth	165,991
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(1,268,499)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ 1,827,059